UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-10475

COUNTRY Mutual Funds Trust
(Exact name of registrant as specified in charter)

1705 N. Towanda Ave., P.O. Box 2020
Bloomington, IL 61702
(Address of principal executive offices) (Zip code)

James M. Jacobs
Office of the General Counsel
1701 Towanda Ave.
Bloomington, IL 61702
(Name and address of agent for service)

1-800-245-2100
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period:  June 30, 2008

Item 1. Report to Stockholders.

Annual Report

June 30, 2008

COUNTRY Growth Fund

COUNTRY Bond Fund

INVESTMENT ADVISOR’S LETTER TO SHAREHOLDERS
July 2008

Dear Shareholders:

“A billion here, a billion there, pretty soon it adds up to real money”

This quote has been attributed to the late U.S. Senator Everett Dirksen in commenting on the federal government budget process. It could just as easily refer to the write-downs we have seen financial institutions take over the last nine months as sub-prime lending problems emerged, threatening the stability of the financial system. To date, some $400 billion of assets have been written down in value and the eventual losses have been estimated to approach $1 trillion.

As a result, most major banks and brokerages have had to write down the value of assets taking charges against their equity, then turn to investors to replenish their depleted capital levels. One major brokerage firm, Bear Stearns, effectively failed due to concerns about the company’s liquidity and required a bailout from the Federal Reserve acting in combination with J. P. Morgan Chase Bank. Freddie Mac and Fannie Mae, which collectively own or securitize the majority of mortgages in the country, are now under pressure as concerns about their liquidity and capital adequacy have intensified.  In many ways, it seems there is no end in sight to the credit problems as additional problems are identified and additional charges are taken in successive quarterly reporting periods.

Housing prices, whose gains over the past years had been fueled by easy credit and loose lending standards, have now turned down as well. While there can be significant differences between geographic regions, on average home prices have fallen approximately 20% from peak levels. In turn, sales of existing homes, housing starts, and building permit applications have also dropped.

At the same time, certain inflationary pressures have risen. Oil prices have soared to over $140 per barrel with gasoline topping $4.00 per gallon. Food prices have also risen substantially. All of this has led to increased pressure on the consumer as asset values (home prices) fall and essential spending costs rise.

Given this economic landscape, it is almost surprising that the stock market has not performed worse. The S&P 500 Index is down almost 12% year-to-date, but much of that decline has come from financial and consumer discretionary stocks. Given the increased price of oil, it is not surprising that energy related stocks have performed very well.

The bond market has had its share of volatility as well. Short-term interest rates were cut four times in the first half of the year with the Fed Funds rate now at 2%. However, the markets for mortgage related securities have essentially frozen and rate spreads on corporate bonds and agencies have widened significantly.  Despite the Fed lowering interest rates, mortgage rates remain as high as they were a year ago, further exacerbating housing problems.

As we progress into the second half of 2008 and beyond, we hope to see signs of some stabilization in credit and housing markets, but fear that we will have a protracted wait. Problems in the financial sector cannot get better until home prices stop falling.  Consumer activity remains the Òwild cardÓ as a key to the direction of the economy.

Performance data quoted represents past performance; past performance does not guarantee future results.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Funds may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com.

COUNTRY GROWTH FUND
Inception Date 04/21/66 (Class Y)

The annualized returns for the Fund for the year ended June 30, 2008 are as follows:

1 Year	5 Years	10 Years
-9.02%	6.79%	4.84%

Gross Expense Ratio — 1.20%

These returns assume all dividends and capital gains distributions were reinvested in the Fund and the Fund had a net expense ratio of 1.19% reflecting voluntary fee waivers in effect. Certain service providers have contractually agreed to waive fees and reimburse other Fund expenses until October 31, 2010, so that all custody fees are waived for the Growth Fund. The fee waiver and expense reimbursement may be terminated at any time after October 31, 2010 at the discretion of the service providers.  In the absence of fee waivers, returns would be reduced.

Over the past year, domestic equity markets as measured by the S&P 500 Index had a total return of -13.12%.  The average mutual fund with similar characteristics as the Growth Fund (represented by Lipper, Inc.’s Large Cap Core Funds group) returned -12.27% during this same time period.  As of June 30, 2008, based on total returns, the Growth Fund (Class Y) ranked in the 28th percentile compared to the Lipper peer group for the past year and in the 53rd and top 12th percentiles for the past five and ten years out of 817, 574 and 323 funds, respectively.

Equity markets in the first half of 2008 continued to decline from the highs reached in October of 2007.  Credit quality concerns weighed most heavily on the market as financial institutions struggled with the impact of sub-prime mortgage lending and the value of securities backed by such mortgages. The Federal Reserve Board lowered interest rates four times during the period, dropping the Fed Funds rate to 2%, before pausing to assess the impact of the cuts on the overall economy. It is unclear whether the overall economy will slip into recession, but at the very least it seems that consumer spending, especially on discretionary items, will languish as food and energy prices climb and credit markets tighten.

While the Growth Fund has performed better in the current environment than the overall market as measured by the S&P 500 Index, it has not been able to avoid a decline in value. We actively adjust portfolio positioning regarding market developments and are looking for opportunities to take a more aggressive stance. Nevertheless, at present, we anticipate a neutral trend in the market, at best, punctuated by sharp, reactionary movements in response to discrete announcements and events.

COUNTRY BOND FUND
Inception Date 01/02/97 (Class Y)

The annualized total returns for the Fund for the year ending June 30, 2008 are as follows:

1 Year	5 Years	10 Years
6.58%	3.39%	5.33%

Gross Expense Ratio — 0.91%

These returns assume all dividends and capital gains distributions were reinvested in the Fund and the Fund had a net expense ratio of 0.86% reflecting voluntary fee waivers in effect. Certain service providers have contractually agreed to waive fees and reimburse other Fund expenses until October 31, 2010, so that all custody fees are waived for the Bond Fund. The fee waiver and expense reimbursement may be terminated at any time after October 31, 2010 at the discretion of the service providers.  In the absence of fee waivers, returns would be reduced.

Despite unfavorable financial market conditions, the Fund posted modest positive returns for the past six months.  Twelve month returns were substantially better.

This was a time of intense volatility for the fixed income markets.  Recessionary conditions caused by the downward spiral in home prices are causing havoc.  Most feel this is the worst housing crisis since the Great Depression.  The world’s largest financial institutions have reported at least $400 billion in credit losses tied to the U.S. housing slump.  As fear gripped investors, there was a flight to safety and Treasury securities became overvalued.  We used this as an opportunity to shift out of Treasuries and into corporate and mortgage securities that offered much higher yields.  Recapitalizing the banking and financial system has created an opportunity for investors to pick up AA and A- rated bonds at a significant discount.  We have sought to capitalize on this opportunity by selectively buying high-quality bank and financial institution debt at these attractive valuations.

Looking forward, we feel fortunate to have missed the sub-prime meltdown.  Our current strategy is to add risk and yield to the portfolio as opportunities become available.  Credit spreads are near all time wides and present compelling value.

Sincerely,

Bruce D. Finks
Vice President

Please refer to the Portfolio Highlights sections for index and peer average information, including descriptions and performance.  The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

The federal government guarantees interest payments from government securities while dividend payments carry no such guarantee.  Government securities, if held to maturity, guarantee the timely payment of principal and interest.

Lipper Analytical Services, Inc. is an independent mutual fund research and ranking agency.  Each Lipper average represents a universe of Funds with similar investment objectives.  Rankings for the periods shown are based on Fund total returns with dividends and distributions reinvested and do not reflect sales charges.

Mutual fund investing involves risk; principal loss is possible.

Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities. Investments in foreign securities involve greater volatility and political, economic and currency risks and differences in accounting methods.  Investments in Asset Backed and Mortgage Backed Securities include additional risks that investors should be aware of, such as credit risk, prepayment risk, possible illiquidity and default, as well as increased susceptibility to adverse economic developments.

For use only when accompanied or preceded by a prospectus.

The Distributor of the COUNTRY Mutual Funds is Quasar Distributors, LLC.

COUNTRY Mutual Funds — Expense Example June 30, 2008 (unaudited)

As a shareholder of the COUNTRY Growth Fund or COUNTRY Bond Fund, you incur ongoing costs, including management fees; distribution and/or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.  The Example is based on an investment of $1,000 invested for the period 1/01/08 – 6/30/08.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. Although the Funds charge no transaction fees, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Funds’ transfer agent.  If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Funds’ transfer agent.  Individual retirement accounts will be charged a $15.00 annual maintenance fee.  To the extent the Funds invest in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Funds invest in addition to the expenses of the Funds.  Actual expenses of the underlying funds are expected to vary among the various underlying funds.  These expenses are not included in the example below.  The example below includes, but is not limited to, management fees, shareholder servicing fees, fund accounting, custody and transfer agent fees.  However, the example below does not include portfolio trading commissions and related expenses or other extraordinary expenses as determined under generally accepted accounting principles.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.  Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

COUNTRY Growth Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08 – 6/30/08*
Actual(1)	$1,000.00	$915.50	$5.52
Hypothetical(2)	$1,000.00	$1,019.05	$5.87

(1)	Ending account values and expenses paid during period based on a (8.45%) return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COUNTRY Bond Fund – Class Y

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08 – 6/30/08*
Actual(1)	$1,000.00	$1,009.20	$4.25
Hypothetical(2)	$1,000.00	$1,020.64	$4.27

(1)	Ending account values and expenses paid during period based on a 0.92% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COUNTRY Mutual Funds — Expense Example June 30, 2008 (unaudited)

COUNTRY Growth Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08 – 6/30/08*
Actual(1)	$1,000.00	$915.20	$5.52
Hypothetical(2)	$1,000.00	$1,019.05	$5.87

(1)	Ending account values and expenses paid during period based on a (8.48%) return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 1.16%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

COUNTRY Bond Fund – Class A

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/08	6/30/08	1/1/08 – 6/30/08*
Actual(1)	$1,000.00	$1,009.10	$4.25
Hypothetical(2)	$1,000.00	$1,020.64	$4.27

(1)	Ending account values and expenses paid during period based on a 0.91% return. The return is considered after expenses are deducted from the Fund.
(2)	Ending account values and expenses paid during period based on a 5.00% annual return. The return is considered before expenses are deducted from the Fund.
*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, multiplied by the average account value over the period, multiplied by 182/366 (to reflect the one-half year period).

Illustration of $10,000 Investment June 30, 2008

GROWTH FUND vs. STANDARD & POOR’S 500 INDEX AND LIPPER LARGE CAP CORE FUNDS AVERAGE

Past performance is not indicative of future results.

(1)
The above graph represents the growth of $10,000 of Class Y shares of the Growth Fund.  Class A shares of the Fund commenced on March 1, 2002.  Since inception returns for Class Y and Class A shares are provided below.

Average Annual Returns*
Class Y - 1 Year	(9.02%)
Class Y - 5 Years	6.79%
Class Y - 10 Years	4.84%
Class Y - Since Inception (04/21/66)	8.87%
Class A - 1 Year (No Load)	(9.02%)
Class A - 5 Years (No Load)	6.78%
Class A - Since Inception (03/01/02) (No Load)	3.55%
Class A - 1 Year (Load)**	(14.03%)
Class A - 5 Years (Load)**	5.58%
Class A - Since Inception (03/01/02) (Load)**	2.62%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.  The Index is unmanaged.

**	Reflects maximum sales charge of 5.50%.

Performance data quoted represents past performance; past performance does not guarantee future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-8261 or visiting www.countryinvestment.com

Illustration of $10,000 Investment June 30, 2008

BOND FUND vs. MERRILL LYNCH U.S. DOMESTIC MASTER BOND INDEX AND LIPPER INTERMEDIATE
INVESTMENT GRADE DEBT FUNDS AVERAGE

Past performance is not indicative of future results.

(1)
The above graph represents the growth of $10,000 of Class Y shares of the Bond Fund.  Class A shares of the Fund commenced on March 1, 2002.  Since inception returns for Class Y and Class A shares are provided below.

Average Annual Returns*
Class Y - 1 Year	6.58%
Class Y - 5 Years	3.39%
Class Y - 10 Years	5.33%
Class Y - Since Inception (01/02/97)	5.73%
Class A - 1 Year (No Load)	6.52%
Class A - 5 Years (No Load)	3.38%
Class A - Since Inception (03/01/02) (No Load)	4.51%
Class A - 1 Year (Load)**	2.03%
Class A - 5 Years (Load)**	2.49%
Class A - Since Inception (03/01/02) (Load)**	3.79%

*
Fund returns are net of all fees and transaction costs, while the Index returns are based solely on market returns without deduction for fees or transaction costs for rebalancing.  The Index is unmanaged.

**	Reflects maximum sales charge of 4.25%.

Performance data quoted represents past performance; past performance does not guarantee future results.  The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.  The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance of the Fund may be lower or higher than the performance quoted.  Performance data current to the most recent month end may be obtained by calling 800-422-5261 or visiting www.countryinvestment.com

COUNTRY Mutual Funds — Allocation of Portfolio Assets June 30, 2008 (unaudited)

COUNTRY Growth Fund*

COUNTRY Bond Fund*

* Expressed as a percentage of total investments.

COUNTRY Mutual Funds — Portfolio Highlights

COUNTRY Growth Fund
Average Annual Returns June 30, 2008
	1 Year	5 Years	10 Years
COUNTRY Growth Fund — Class Y (04/21/66)	-9.02%	6.79%	4.84%
S&P 500 Index(1)	-13.12%	7.58%	2.88%
Lipper Large Cap Core Funds Average(2)	-12.27%	6.83%	2.51%
____________________
(1)
The S&P 500 Index is an unmanaged index that contains securities typically selected by growth managers as being representative of the U.S. stock market.  The Index does not reflect investment management fees, brokerage commissions and other expenses associated with investing in equity securities.

(2)
The Lipper Large Cap Core Funds Average consists of funds that, by portfolio practice, invest at least 75% of their equity assets in companies with market capitalizations (on a three-year weighted basis) greater than 300% of the dollar-weighted median market capitalization of the middle 1,000 securities of the S&P SuperComposite 1500 Index.  Large-cap core funds have more latitude in the companies in which they invest.  These funds typically have an average price-to-earnings ratio, price-to-book ratio and three-year sales-per-share growth value, compared to the S&P 500 Index.

Ten Largest Holdings (excludes short-term investments) June 30, 2008
	Value	Percent of Fund
WellPoint Inc.	$6,157,672	2.98%
Exxon Mobil Corporation	6,125,035	2.96%
Halliburton Company	5,837,700	2.83%
Wal-Mart Stores, Inc.	5,721,160	2.77%
CVS Caremark Corporation	5,302,380	2.57%
General Electric Company	5,204,550	2.52%
Johnson & Johnson	5,018,520	2.43%
The Procter & Gamble Company	4,986,420	2.41%
Schlumberger Limited	4,780,635	2.31%
Dominion Resources Inc.	4,435,566	2.15%
	$53,569,638	25.93%

COUNTRY Bond Fund
Average Annual Returns June 30, 2008
	1 Year	5 Years	10 Years
COUNTRY Bond Fund — Class Y (01/02/97)	6.58%	3.39%	5.33%
Merrill Lynch U.S. Domestic Master Bond Index(1)	7.57%	3.96%	5.74%
Lipper Intermediate Investment Grade Debt Funds Average(2)	3.46%	2.72%	4.76%
____________________
(1)	The Merrill Lynch U.S. Domestic Master Bond Index is a basket of publicly issued Government Bonds, Corporate Bonds and Mortgage Pass Through Securities with maturities greater than one year.
(2)
The Lipper Intermediate Investment Grade Debt Funds Average consists of funds that, by portfolio practice, invest at least 65% of their assets in investment-grade debt issues (rated in the top four grades) with dollar weighted average maturities of five to ten years.

Ten Largest Holdings (excludes short-term investments) June 30, 2008
	Value	Percent of Fund
U.S. Treasury Bonds, 5.000%, 05/15/2037	$3,224,064	2.11%
Government National Mortgage Association, 5.500%, 01/15/2038	2,949,680	1.93%
Government National Mortgage Association, 5.000%, 01/15/2038	2,863,655	1.87%
Federal National Mortgage Association, 5.000%, 05/01/2023	2,741,314	1.79%
U.S. Treasury Bonds, 4.500%, 02/15/2036	2,482,227	1.62%
Federal Home Loan Mortgage Corp., 5.500%, 03/01/2022	2,393,197	1.57%
U.S. Treasury Bonds, 4.375%, 02/15/2038	1,949,376	1.28%
Federal Home Loan Mortgage Corp., 6.000%, 05/01/2037	1,946,746	1.27%
Federal National Mortgage Association, 5.000%, 07/01/2034	1,916,250	1.25%
Government National Mortgage Association, 6.000%, 01/15/2038	1,866,827	1.22%
	$24,333,336	15.91%

COUNTRY Mutual Funds — Schedule of Investments June 30, 2008

COUNTRY Growth Fund

	Shares	Value
COMMON STOCKS — 98.32%
Consumer Discretionary — 8.76%
Carter’s, Inc. (a)	119,200	$1,647,344
Comcast Corporation	76,600	1,453,102
Gentex Corporation	151,400	2,186,216
H&R Block, Inc.	97,100	2,077,940
Harley-Davidson, Inc.	30,000	1,087,800
The Home Depot, Inc.	95,200	2,229,584
Kohl’s Corporation (a)	46,500	1,861,860
Limited Brands	172,000	2,898,200
Target Corporation	57,000	2,649,930
		18,091,976
Consumer Staples — 14.66%
Altria Group, Inc.	60,000	1,233,600
Archer-Daniels-Midland Company	93,000	3,138,750
CVS Caremark Corporation	134,000	5,302,380
The Kroger Co.	90,000	2,598,300
McCormick & Company	64,700	2,307,202
Philip Morris International, Inc. (a)	60,000	2,963,400
The Procter & Gamble Company	82,000	4,986,420
Sysco Corporation	74,000	2,035,740
Wal-Mart Stores, Inc.	101,800	5,721,160
		30,286,952
Energy — 15.17%
Apache Corporation	31,000	4,309,000
Chesapeake Energy Corp.	59,000	3,891,640
ChevronTexaco Corp.	35,000	3,469,550
ConocoPhillips	31,000	2,926,090
Exxon Mobil Corporation	69,500	6,125,035
Halliburton Company	110,000	5,837,700
Schlumberger Limited (b)	44,500	4,780,635
		31,339,650
Financials — 10.20%
ACE Limited (b)	57,200	3,151,148
AFLAC INCORPORATED	35,400	2,223,120
American Express Company	60,000	2,260,200
American International Group, Inc.	85,000	2,249,100
Bank of America Corporation	50,000	1,193,500
The Bank of New York Mellon Corporation	60,094	2,273,356
Citigroup Inc.	105,300	1,764,828
JPMorgan Chase & Co.	79,620	2,731,762
State Street Corp.	15,000	959,850
Wells Fargo & Company	95,000	2,256,250
		21,063,114
Health Care — 15.97%
Abbott Laboratories	66,500	3,522,505
Amgen Inc. (a)	52,000	2,452,320
Forest Laboratories, Inc. (a)	57,800	2,007,972
Genentech, Inc. (a)	38,300	2,906,970
Hologic, Inc. (a)	92,000	2,005,600
Johnson & Johnson	78,000	5,018,520
Medco Health Solutions, Inc. (a)	47,200	2,227,840
Medtronic, Inc.	83,600	4,326,300
Pfizer Inc.	135,000	2,358,450
WellPoint Inc. (a)	129,200	6,157,672
		32,984,149
Industrials — 9.53%
3M Co.	44,200	3,075,878
Caterpillar Inc.	43,000	3,174,260
Emerson Electric Co.	44,000	2,175,800
FedEx Corp.	27,900	2,198,241
General Electric Company	195,000	5,204,550
Illinois Tool Works, Inc.	62,900	2,988,379
Westinghouse Air Brake Technologies Corp.	18,092	879,633
		19,696,741
Information Technology — 16.52%
Cisco Systems, Inc. (a)	112,000	2,605,120
EMC Corporation (a)	128,700	1,890,603
Intel Corporation	194,000	4,167,120
International Business Machines Corporation	24,400	2,892,132
Intuit Inc. (a)	115,900	3,195,363
Iron Mountain, Inc. (a)	149,000	3,955,950
Microsoft Corporation	142,100	3,909,171
Nokia Corp. — ADR	85,000	2,082,500
Oracle Corp. (a)	117,000	2,457,000
QUALCOMM Inc.	69,100	3,065,967
Western Union Company	158,000	3,905,760
		34,126,686
Materials — 2.50%
Alcoa Inc.	72,000	2,564,640
Newmont Mining Corporation	50,000	2,608,000
		5,172,640
Telecommunication Services — 2.86%
AT&T Inc.	110,000	3,705,900
Verizon Communications Inc.	62,400	2,208,960
		5,914,860
Utilities — 2.15%
Dominion Resources Inc.	93,400	4,435,566
TOTAL COMMON STOCKS
(Cost $161,497,509)		203,112,334

	Principal
	Amount
MORTGAGE-BACKED SECURITIES — 0.16%
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	$68,400	65,295
Federal Home Loan Mortgage Corp.
7.150%, 09/25/2028 (d)	157,095	156,741
Government National Mortgage Association
9.500%, 06/15/2009	106	109
9.000%, 07/15/2016	2,697	2,937
6.500%, 07/15/2029	8,642	8,978
Mortgage IT Trust
4.250%, 02/25/2035 (d)	62,158	59,168
Nomura Asset Acceptance Corporation
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $36,732) (c)	35,046	35,341
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $333,295)		328,569
The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2008

COUNTRY Growth Fund (continued)

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS — 1.50%
Commercial Paper — 0.48%
Household Finance CP
2.300%, 07/02/2008	$1,000,000	$999,936

	Shares
Money Market Funds — 1.02%
Janus Money Market Fund	1,934,101	1,934,101
Phoenix Insight Money Market Fund	165,432	165,432
		2,099,533
TOTAL SHORT-TERM INVESTMENTS
(Cost $3,099,469)		3,099,469
Total Investments — 99.98%
(Cost $164,930,273)		206,540,372
Other Assets in Excess
of Liabilities — 0.02%		41,083
TOTAL NET ASSETS — 100.00%		$206,581,455

Percentages are stated as a percent of net assets.
ADR – American Depository Receipt
(a)	Non-income producing.
(b)	Foreign issuer.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2008, these securities represented 0.02% of total net assets.

(d)	The coupon rate shown on variable rate securities represents the rates at June 30, 2008.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2008

COUNTRY Bond Fund

	Shares	Value
PREFERRED STOCKS — 0.15%
Fannie Mae Preferred (Acquired 12/07/2007,
Cost $250,000) (a)	10,000	$229,500
TOTAL PREFERRED STOCKS
(Cost $250,000)		229,500

	Principal
	Amount
ASSET-BACKED SECURITIES — 5.09%
AEP Texas Central Transportation
5.170%, 01/01/2020	$1,000,000	964,277
Capital Auto Receivables Asset Trust
5.030%, 10/15/2009	187,048	187,697
5.210%, 03/17/2014	500,000	507,647
Caterpillar Financial Asset Trust
4.940%, 04/25/2014	500,000	501,021
CIT Equipment Collateral
5.050%, 04/20/2014	800,000	804,569
Citibank Credit Card Issuance Trust
4.150%, 07/07/2017	200,000	184,660
Countrywide Asset-Backed Certificates
5.549%, 08/25/2021	907,499	819,842
5.363%, 03/25/2030	400,000	363,912
4.931%, 05/25/2032 (b)	298,272	237,128
FedEx Corp.
6.720%, 01/15/2022	292,985	297,775
Green Tree Financial Corporation
6.870%, 01/15/2029	58,244	56,946
Harley-Davidson Motorcycle Trust
5.520%, 11/15/2013	500,000	508,717
John Deere Owner Trust
4.890%, 03/16/2015	400,000	396,318
PG&E Energy Recovery Funding LLC
4.470%, 12/25/2014	400,000	395,630
Residential Asset Mortgage Products, Inc.
4.767%, 10/25/2032	817,474	694,884
Residential Asset Securities Corporation
5.600%, 06/25/2034 (b)	1,000,000	858,712
TOTAL ASSET-BACKED SECURITIES
(Cost $8,222,281)		7,779,735
CORPORATE BONDS — 24.18%
Abbott Laboratories
5.600%, 05/15/2011	400,000	418,290
Alabama Power Co.
5.500%, 10/15/2017	250,000	251,820
Alcoa Inc.
5.550%, 02/01/2017	400,000	374,540
American Express Credit Company
5.875%, 05/02/2013	150,000	149,126
American Express Travel
5.250%, 11/21/2011 (Acquired 07/27/2007,
Cost $642,958) (a)	650,000	639,398
American Honda Finance Corporation
4.500%, 05/26/2009 (Acquired 05/18/2004,
Cost $299,361) (a)	300,000	301,789
American International Group, Inc.
5.850%, 01/16/2018	800,000	749,482
Anadarko Petroleum Corp.
5.950%, 09/15/2016	500,000	500,268
Archer-Daniels-Midland Company
5.450%, 03/15/2018	400,000	390,258
ASIF Global Financing XIX
4.900%, 01/17/2013 (Acquired 01/10/2003,
Cost $249,218) (a)	250,000	240,188
AT&T Inc.
5.625%, 06/15/2016	500,000	495,160
5.500%, 02/01/2018	500,000	484,504
Baltimore Gas and Electric Company
6.730%, 06/12/2012	650,000	671,848
Bank of America Corporation
5.300%, 03/15/2017	1,000,000	917,949
6.975%, 03/07/2037	250,000	264,752
BHP Billiton Finance
5.125%, 03/29/2012 (d)	500,000	498,572
Burlington Northern Santa Fe
5.750%, 03/15/2018	500,000	488,704
5.720%, 01/15/2024	431,067	422,610
Caterpillar Inc.
5.700%, 08/15/2016	500,000	509,390
Central Illinois Public Service Co.
7.610%, 06/01/2017	300,000	305,211
Cisco Systems, Inc.
5.250%, 02/22/2011	500,000	514,794
Citigroup Inc.
5.250%, 02/27/2012	1,000,000	987,003
5.500%, 08/27/2012	250,000	246,528
Comcast Corporation
6.500%, 01/15/2017	750,000	754,458
CSX Corporation
6.420%, 06/15/2010	250,000	258,924
CSX Transportation, Inc.
6.500%, 04/15/2014	600,000	624,912
E. I. Du Pont De Nemours
5.250%, 12/15/2016	250,000	251,178
Ecolab, Inc.
4.875%, 02/15/2015	450,000	439,829
Florida Power Corporation
4.800%, 03/01/2013	300,000	297,685
General Electric Capital Corporation
3.000%, 06/27/2018 (b)	356,000	343,645
General Electric Company
5.000%, 02/01/2013	300,000	302,159
Georgia Power Company
5.700%, 06/01/2017	500,000	510,543
GlaxoSmithKline Cap Inc.
4.850%, 05/15/2013	500,000	499,326
Goldman Sachs Group, Inc.
6.250%, 09/01/2017	400,000	395,425
Halliburton Company
6.750%, 02/01/2027	100,000	105,670
Harley-Davidson Funding
5.250%, 12/15/2012 (Acquired 12/05/2007,
Cost $199,772) (a)	200,000	193,258
The Home Depot, Inc.
5.250%, 12/16/2013	500,000	479,555
Honeywell International, Inc.
4.250%, 03/01/2013	400,000	394,329
HSBC Holdings
6.800%, 06/01/2038 (d)	500,000	470,861
Ingersoll-Rand Company Ltd.
6.015%, 02/15/2028 (d)	500,000	524,043

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2008

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
International Bank
Reconstruction & Development
6.760%, 03/04/2020 (b)	$500,000	$400,000
International Business Machines Corporation
4.750%, 11/29/2012	500,000	506,920
JPMorgan Chase & Co.
5.375%, 10/01/2012	750,000	752,257
Kellogg Co.
5.125%, 12/03/2012	500,000	506,576
Kimberly Clark Corp.
6.125%, 08/01/2017	500,000	519,175
Lowe’s Companies, Inc.
6.650%, 09/15/2037	500,000	487,377
Madison Gas & Electric
6.020%, 09/15/2008	300,000	301,081
Marshall & Ilsley Bank
2.900%, 08/18/2009	81,818	80,968
Merck & Co. Inc.
5.760%, 05/03/2037	200,000	212,083
Merrill Lynch Co. Inc.
6.050%, 08/15/2012	300,000	293,615
5.450%, 02/05/2013	500,000	471,601
Morgan Stanley
5.750%, 08/31/2012	200,000	198,415
New York Life Global Funding
4.650%, 05/09/2013 (Acquired 05/02/2008,
Cost $998,286) (a) (d)	1,000,000	991,938
Oracle Corp.
6.500%, 04/15/2038	300,000	300,743
PepsiAmericas, Inc.
4.875%, 01/15/2015	500,000	481,261
Perforadora Centrale
5.240%, 12/15/2018 (d)	280,034	299,001
Province of Ontario
5.500%, 10/01/2008 (d)	400,000	402,968
Rio Tinto Financial
5.875%, 07/15/2013 (d)	450,000	452,495
Rowan Companies, Inc.
5.880%, 03/15/2012	564,000	592,273
Shell International Finance
5.625%, 06/27/2011 (d)	500,000	524,497
Simon Property Group LP
5.750%, 12/01/2015	300,000	291,156
Target Corporation
5.875%, 07/15/2016	750,000	761,765
Time Warner, Inc.
6.875%, 05/01/2012	500,000	511,525
Transocean, Inc.
5.250%, 03/15/2013 (d)	300,000	303,134
U.S. Central Credit Union
2.700%, 09/30/2009	136,364	133,188
U.S. Trade Funding Corp.
4.260%, 11/15/2014 (Acquired 12/14/2004,
Cost $228,942) (a)	230,021	234,635
Union Pacific Railroad Company
6.630%, 01/27/2022	366,347	376,059
5.866%, 07/02/2030	498,918	487,727
United Parcel Service, Inc.
4.500%, 01/15/2013	800,000	801,614
United Technologies Corp.
5.375%, 12/15/2017	600,000	599,523
Verizon Communications Inc.
5.500%, 02/15/2018	400,000	380,525
Vessel Management Services Inc.
4.960%, 11/15/2027	312,000	324,580
Viacom, Inc.
5.750%, 04/30/2011 (Acquired 04/05/2006,
Cost $496,980) (a)	500,000	501,166
Virginia Electric & Power Co.
4.500%, 12/15/2010	500,000	502,638
Wachovia Corp.
5.750%, 06/15/2017	500,000	461,113
Wal-Mart Stores, Inc.
4.125%, 02/15/2011	1,074,000	1,081,348
6.200%, 04/15/2038	400,000	393,022
Walt Disney Company
4.700%, 12/01/2012	500,000	503,146
Wells Fargo Cap X
5.950%, 12/15/2036	200,000	181,431
Wells Fargo & Company
4.875%, 01/12/2011	800,000	811,029
5.625%, 12/11/2017	500,000	483,772
XTO Energy, Inc.
4.625%, 06/15/2013	400,000	386,680
TOTAL CORPORATE BONDS
(Cost $37,047,808)		36,954,004
MORTGAGE-BACKED SECURITIES — 42.86%
American Tower Trust
5.420%, 04/15/2037 (Acquired 05/01/2007,
Cost $500,000) (a)	500,000	482,150
Bank of America Commercial Mortgage Inc.
7.333%, 11/15/2031	985,928	1,007,353
Bank of America Mortgage Securities
5.250%, 10/25/2020	629,278	604,996
Chase Funding Mortgage Loan
4.515%, 02/25/2014	301,311	283,709
Chase Mortgage Finance Corporation
5.500%, 11/25/2035	500,000	497,664
Citicorp Mortgage Securities, Inc.
5.000%, 08/25/2020	478,801	457,067
6.000%, 11/25/2036	400,000	361,944
Countrywide Alternative Loan Trust
6.000%, 05/25/2033	511,965	460,596
5.500%, 05/25/2036	500,000	369,880
CS First Boston Mortgage
Securities Corporation
4.980%, 02/25/2032	700,000	681,670
Deutsche Alternative Mortgage Securities, Inc.
5.500%, 02/25/2036	194,987	190,500
Deutsche Mortgage Securities, Inc.
5.087%, 06/26/2035 (Acquired 09/22/2005,
Cost $280,902) (a) (b)	281,035	279,419
Federal Home Loan Mortgage Corp.
5.500%, 03/01/2009	39,551	40,251
7.000%, 03/01/2012	73,272	76,454
4.500%, 05/01/2013	400,095	399,105
5.125%, 12/15/2013	263,538	266,198
5.500%, 10/01/2014	70,605	71,499
5.000%, 03/01/2015	245,879	246,851
6.500%, 03/01/2015	151,655	157,876
5.000%, 12/15/2017	750,000	746,192
5.000%, 11/15/2018	600,000	597,430

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2008

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
Federal Home Loan Mortgage Corp. (continued)
5.750%, 12/15/2018	$373,856	$381,828
5.000%, 10/01/2020	384,851	382,029
5.500%, 03/01/2022	2,368,379	2,393,197
5.000%, 03/01/2023	978,681	967,834
4.500%, 11/15/2023	1,000,000	947,086
5.500%, 10/15/2025	500,000	502,179
7.150%, 09/25/2028 (b)	314,190	313,481
6.500%, 10/01/2029	175,267	182,548
5.000%, 10/15/2031	400,000	393,387
5.000%, 06/01/2034	330,018	317,855
5.318%, 02/01/2037 (b)	780,855	785,935
6.000%, 05/01/2037	1,925,126	1,946,746
6.000%, 08/01/2037	1,796,356	1,816,530
6.000%, 01/01/2038	1,824,567	1,845,057
Federal National Mortgage Association
5.000%, 03/01/2010	88,259	89,409
4.750%, 02/21/2013	300,000	308,293
5.000%, 03/01/2013	113,980	114,658
4.500%, 04/01/2013	131,003	130,544
5.000%, 04/01/2013	98,359	98,936
5.000%, 05/01/2013	185,606	186,695
5.500%, 06/01/2013	84,997	86,275
3.500%, 09/01/2013	385,672	374,954
4.500%, 09/01/2013	166,397	165,603
5.500%, 10/01/2013	207,204	210,377
5.000%, 02/01/2014	542,024	544,661
3.500%, 02/25/2015	15,918	15,897
4.000%, 05/01/2015	751,877	733,597
6.000%, 06/25/2016	349,240	357,282
4.500%, 06/25/2018	1,250,000	1,209,930
4.500%, 01/01/2019	714,180	698,424
6.500%, 05/01/2019	84,878	87,646
4.488%, 01/01/2020 (b)	209,498	209,208
4.500%, 04/01/2020	643,122	625,718
5.500%, 04/25/2023	500,000	495,590
5.000%, 05/01/2023	2,769,033	2,741,314
5.500%, 09/01/2025	449,805	448,726
5.500%, 02/01/2033	251,603	249,633
5.500%, 07/01/2033	833,094	826,049
5.290%, 11/25/2033	1,000,000	1,019,260
4.124%, 05/01/2034 (b)	155,498	156,201
5.000%, 07/01/2034	2,000,000	1,916,250
5.500%, 07/01/2035	1,079,453	1,067,288
5.500%, 12/01/2035	416,663	411,967
6.500%, 02/25/2044	281,594	293,934
6.500%, 05/25/2044	322,012	339,774
First Nationwide Trust
6.750%, 10/21/2031	21,836	21,672
GE Capital Commercial Mortgage Corporation
6.531%, 05/15/2033	500,000	513,969
4.706%, 05/10/2043	961,141	957,048
Government National Mortgage Association
4.500%, 05/20/2014	236,058	236,478
4.104%, 03/16/2018	998,368	995,917
4.116%, 03/16/2019	514,159	513,068
4.031%, 01/16/2021	1,067,403	1,061,520
6.500%, 04/15/2026	96,025	99,823
8.000%, 07/15/2026	47,003	51,465
4.130%, 02/16/2027	505,968	504,652
3.727%, 03/16/2027	839,192	830,748
6.500%, 07/15/2029	49,000	50,908
7.500%, 11/15/2029	64,498	69,408
6.000%, 06/15/2031	546,597	557,572
6.000%, 02/15/2032	74,851	76,307
5.000%, 01/15/2033	1,071,788	1,043,119
3.998%, 10/16/2033	1,511,637	1,501,079
4.920%, 05/16/2034	600,000	585,216
6.000%, 10/15/2036	780,527	793,695
5.000%, 01/15/2038	2,950,410	2,863,655
5.500%, 01/15/2038	2,959,014	2,949,680
6.000%, 01/15/2038	1,836,270	1,866,827
Heller Financial Commercial Mortgage
7.750%, 01/15/2034	322,122	331,766
JP Morgan Commercial
Mortgage Finance Corp.
5.050%, 12/12/2034	300,000	295,994
LB-UBS Commercial Mortgage Trust
6.058%, 06/15/2020	78,826	80,055
4.799%, 12/15/2029	1,000,000	951,171
Master Adjustable Rate Mortgages Trust
3.818%, 04/21/2034	296,785	295,663
Master Alternative Loan Trust
5.000%, 06/25/2015	259,277	249,544
Merrill Lynch Mortgage Investors, Inc.
5.880%, 12/15/2030	427,763	428,431
Mortgage IT Trust
4.250%, 02/25/2035 (b)	559,419	532,512
Nomura Asset Acceptance Corporation
6.500%, 03/25/2034 (Acquired 01/20/2004,
Cost $94,426) (a)	89,199	90,035
6.500%, 10/25/2034 (Acquired 08/18/2004,
Cost $348,953) (a)	332,936	335,736
Residential Asset Securitization Trust
4.750%, 02/25/2019	347,764	312,972
Small Business Administration
Combination Trust
5.314%, 11/15/2036 (Acquired 10/30/2006,
Cost $999,961) (a)	1,000,000	974,520
Small Business Administration
Participation Certificates
3.530%, 05/01/2013	230,749	224,754
5.080%, 11/01/2022	354,333	351,324
4.640%, 05/01/2023	464,353	450,857
5.570%, 03/01/2026	351,721	356,917
Structured Asset Securities Corporation
5.540%, 11/25/2032 (b)	92,255	74,060
Vendee Mortgage Trust
5.750%, 11/15/2032	200,000	200,597
Wachovia Bank Commercial Mortgage Trust
5.232%, 07/15/2041 (b)	250,000	244,994
5.509%, 04/15/2047	500,000	466,064
Washington Mutual
6.544%, 01/25/2033 (b)	56,746	54,833
4.833%, 10/25/2035 (b)	330,403	325,385
Wells Fargo Mortgage Backed Securities Trust
5.500%, 02/25/2018	390,792	392,543
4.450%, 10/25/2033	680,133	651,977
5.595%, 07/25/2036 (b)	1,031,085	1,007,176
TOTAL MORTGAGE-BACKED SECURITIES
(Cost $65,936,823)		65,492,295

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Schedule of Investments June 30, 2008

COUNTRY Bond Fund (continued)

	Principal
	Amount	Value
MUNICIPAL BONDS — 0.94%
Kentucky State Property & Buildings
Community Revenue Bond
5.100%, 10/01/2015	$500,000	$486,295
Ohana Military Commercial LLC Notes
5.675%, 10/01/2026	1,000,000	946,480
TOTAL MUNICIPAL BONDS
(Cost $1,501,490)		1,432,775
U.S. GOVERNMENT AGENCY ISSUES — 3.47% (c)
Federal Farm Credit Bank
6.690%, 09/08/2010	500,000	535,275
Federal Home Loan Bank
4.840%, 01/25/2012	535,113	533,732
4.720%, 09/20/2012	373,382	373,465
4.250%, 07/09/2013 (b)	250,000	250,061
5.250%, 06/18/2014	1,000,000	1,049,230
4.000%, 12/30/2015 (b)	306,667	303,805
4.500%, 06/19/2018 (b)	300,000	299,605
5.000%, 06/19/2018 (b)	400,000	400,170
4.250%, 06/26/2018 (b)	200,000	199,347
4.500%, 06/26/2018 (b)	350,000	349,955
4.000%, 07/09/2018 (b)	200,000	199,060
New Valley Generation IV
4.687%, 01/15/2022	298,782	288,235
Overseas Private Investment Company
3.420%, 01/15/2015	248,063	247,651
5.685%, 05/15/2012	250,000	265,214
TOTAL U.S. GOVERNMENT AGENCY ISSUES
(Cost $5,090,569)		5,294,805
U.S. TREASURY OBLIGATIONS — 10.53%
U.S. Treasury Bonds — 6.21%
5.375%, 02/15/2031	1,650,000	1,833,305
4.500%, 02/15/2036	2,500,000	2,482,227
5.000%, 05/15/2037	3,000,000	3,224,064
4.375%, 02/15/2038	2,000,000	1,949,376
		9,488,972
U.S. Treasury Inflation Index Notes — 2.31%
3.000%, 07/15/2012	1,433,460	1,574,230
1.875%, 07/15/2013	350,823	370,886
2.000%, 01/15/2014	406,837	431,914
2.500%, 07/15/2016	1,063,520	1,162,062
		3,539,092
U.S. Treasury Notes — 2.01%
2.875%, 06/30/2010	1,000,000	1,004,922
4.875%, 08/15/2016	1,000,000	1,072,109
3.875%, 05/15/2018	1,000,000	991,641
		3,068,672
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $15,583,434)		16,096,736
	Shares
SHORT-TERM INVESTMENTS — 13.64%
Money Market Funds — 13.64%
Federated Prime Obligations Fund	6,756,673	6,756,673
Janus Money Market Fund	7,015,904	7,015,904
Phoenix Insight Money Market Fund	7,070,554	7,070,554
TOTAL SHORT-TERM INVESTMENTS
(Cost $20,843,131)		20,843,131
Total Investments — 100.86%
(Cost $154,475,536)		154,122,981
Liabilities in Excess
of Other Assets — (0.86)%		(1,306,644)
TOTAL NET ASSETS — 100.00%		$152,816,337

Percentages are stated as a percent of net assets.
(a)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. As of June 30, 2008, these securities represented 3.59% of total net assets.

(b)	The coupon rate shown on variable rate securities represents the rates at June 30, 2008.
(c)	The obligations of certain U.S. Government-Sponsored entities are neither issued nor guaranteed by the United States Treasury.
(d)	Foreign issuer.

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities June 30, 2008

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Assets:
Investments in securities:
At cost	$164,930,273	$154,475,536
At value	$206,540,372	$154,122,981
Cash	—	6,133
Receivable for investments sold	95,650	—
Receivable for capital stock sold	95,988	253,960
Dividends receivable	173,926	—
Interest receivable	9,191	1,168,107
Prepaid expenses and other assets	7,456	9,173
Total assets	206,922,583	155,560,354
Liabilities:
Payable for investments purchased	—	2,396,722
Payable for capital stock redeemed	62,907	204,205
Payable to Advisor	132,073	44,746
Accrued expenses and other liabilities	146,148	98,344
Total liabilities	341,128	2,744,017
Net Assets	$206,581,455	$152,816,337
Net Assets Consist of:
Paid in capital	$160,966,518	$152,552,443
Undistributed net investment income	910,223	112,668
Accumulated net realized gain on investments	3,094,615	503,781
Net unrealized appreciation (depreciation) on investments	41,610,099	(352,555)
Total — representing net assets applicable to outstanding capital stock	$206,581,455	$152,816,337
Class Y:
Net assets	$188,863,268	$145,405,126
Shares outstanding	8,627,467	14,371,806
Net asset value, redemption price and offering price per share	$21.89	$10.12
Class A:
Net assets	$17,718,187	$7,411,211
Shares outstanding	808,608	726,334
Net asset value and redemption price per share	$21.91	$10.20
Maximum offering price per share	$23.19	$10.65

The accompanying notes are an integral part of these financial statements.

Statements of Operations for the Year Ended June 30, 2008

	COUNTRY	COUNTRY
	Growth	Bond
	Fund	Fund
Investment Income:
Dividends	$3,891,796	$18,204
Interest	241,181	7,344,135
Total investment income	4,132,977	7,362,339
Expenses:
12b-1 fees	207,635	43,228
Investment advisory fees (Note F)	1,634,969	726,331
Transfer agent fees	185,035	120,148
Professional fees	78,479	52,327
Printing	110,910	71,631
Custody fees	35,933	17,654
Administration fees	149,965	99,571
Accounting fees	71,654	80,097
Insurance	54,331	35,418
Trustee’s fees	16,184	11,071
Registration fees	22,175	17,026
Miscellaneous fees	11,303	12,574
Total expenses	2,578,573	1,287,076
Less: Expenses waived (Note F)	(35,933)	(52,333)
Net expenses	2,542,640	1,234,743
Net Investment Income	1,590,337	6,127,596
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments	5,713,266	979,006
Net change in unrealized appreciation (depreciation) on investments	(27,637,383)	1,873,769
Net realized and unrealized gain (loss) on investments	(21,924,117)	2,852,775
Increase (Decrease) in Net Assets Resulting from Operations	$(20,333,780)	$8,980,371

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	COUNTRY Growth Fund		COUNTRY Bond Fund
	Year Ended	Year Ended	Year Ended	Year Ended
	06/30/08	06/30/07	06/30/08	06/30/07
Operations:
Net investment income	$1,590,337	$1,886,634	$6,127,596	$4,730,901
Net realized gain (loss) on investments	5,713,266	21,878,967	979,006	(7,723)
Net change in unrealized appreciation (depreciation) on investments	(27,637,383)	10,408,035	1,873,769	(419,520)
Net increase (decrease) in net assets resulting from operations	(20,333,780)	34,173,636	8,980,371	4,303,658
Dividends and Distributions to Shareholders from Class Y (Note B):
Net investment income	(1,306,304)	(2,284,061)	(5,864,292)	(4,494,893)
Net realized gains on investments	(16,512,888)	(10,489,969)	—	(1,167)
Total distributions — Class Y	(17,819,192)	(12,774,030)	(5,864,292)	(4,496,060)
Dividends and Distributions to Shareholders from Class A (Note B):
Net investment income	(131,240)	(162,182)	(302,566)	(228,476)
Net realized gains on investments	(1,656,116)	(816,638)	—	(68)
Total distributions — Class A	(1,787,356)	(978,820)	(302,566)	(228,544)
Capital Stock Transactions — (Net) (Note C)	21,200,920	(5,325,786)	11,842,528	74,951,503
Total increase (decrease) in net assets	(18,739,408)	15,095,000	14,656,041	74,530,557
Net Assets:
Beginning of year	225,320,863	210,225,863	138,160,296	63,629,739
End of year*	$206,581,455	$225,320,863	$152,816,337	$138,160,296
* Including undistributed net investment income of	$910,223	$757,396	$112,668	$103,704

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

	COUNTRY Growth Fund
	Years Ended June 30,
	2008	2007	2006	2005	2004
Class Y Shares
Net asset value, beginning of year	$26.38	$24.16	$23.44	$22.28	$19.24
Income from investment operations
Net investment income	0.17	0.21	0.26	0.21	0.14
Net realized and unrealized gain (loss)	(2.40)	3.53	1.16	1.17	3.03
Total from investment operations	(2.23)	3.74	1.42	1.38	3.17
Less distributions
Dividends from net investment income	(0.16)	(0.28)	(0.20)	(0.22)	(0.13)
Distributions from capital gains	(2.10)	(1.24)	(0.50)	—	—
Total distributions	(2.26)	(1.52)	(0.70)	(0.22)	(0.13)
Net asset value, end of year	$21.89	$26.38	$24.16	$23.44	$22.28
Total investment return	(9.02)%	16.22%	6.10%	6.23%	16.54%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$188,863	$204,771	$197,245	$190,955	$175,300
Ratio of expenses to average net assets:
Before expense waiver	1.19%	1.20%	1.25%	1.25%	1.25%
After expense waiver	1.17%	1.19%	1.23%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before expense waiver	0.71%	0.83%	1.03%	0.92%	0.64%
After expense waiver	0.73%	0.84%	1.05%	0.93%	0.65%
Portfolio turnover rate(1)	17.73%	33.17%	18.82%	14.57%	12.41%

	COUNTRY Growth Fund
	Years Ended June 30,
	2008	2007	2006	2005	2004
Class A Shares
Net asset value, beginning of year	$26.40	$24.18	$23.46	$22.30	$19.26
Income from investment operations
Net investment income	0.19	0.22	0.25	0.23	0.14
Net realized and unrealized gain (loss)	(2.42)	3.52	1.17	1.15	3.03
Total from investment operations	(2.23)	3.74	1.42	1.38	3.17
Less distributions
Dividends from net investment income	(0.16)	(0.28)	(0.20)	(0.22)	(0.13)
Distributions from capital gains	(2.10)	(1.24)	(0.50)	—	—
Total distributions	(2.26)	(1.52)	(0.70)	(0.22)	(0.13)
Net asset value, end of year	$21.91	$26.40	$24.18	$23.46	$22.30
Total investment return(2)	(9.02)%	16.21%	6.10%	6.22%	16.52%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$17,718	$20,550	$12,981	$9,594	$6,175
Ratio of expenses to average net assets:
Before expense waiver	1.19%	1.20%	1.25%	1.25%	1.25%
After expense waiver	1.17%	1.19%	1.23%	1.24%	1.24%
Ratio of net investment income to average net assets:
Before expense waiver	0.71%	0.83%	1.03%	0.92%	0.64%
After expense waiver	0.73%	0.84%	1.05%	0.93%	0.65%
Portfolio turnover rate(1)	17.73%	33.17%	18.82%	14.57%	12.41%

(1)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Total investment return does not reflect sales load.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

The tables below set forth financial data for a share of capital stock outstanding throughout each year presented.

	COUNTRY Bond Fund
	Years Ended June 30,
	2008	2007		2006	2005	2004
Class Y Shares
Net asset value, beginning of year	$9.91	$9.84		$10.34	$10.28	$10.98
Income from investment operations
Net investment income	0.43	0.42		0.42	0.41	0.43
Net realized and unrealized gain (loss)	0.21	0.07		(0.49)	0.17	(0.40)
Total from investment operations	0.64	0.49		(0.07)	0.58	0.03
Less distributions
Dividends from net investment income	(0.43)	(0.42)		(0.42)	(0.42)	(0.42)
Distributions from capital gains	—	(0.00	)(3)	(0.01)	(0.10)	(0.31)
Total distributions	(0.43)	(0.42)		(0.43)	(0.52)	(0.73)
Net asset value, end of year	$10.12	$9.91		$9.84	$10.34	$10.28
Total investment return	6.58%	5.08%		(0.67)%	5.74%	0.43%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$145,405	$131,593		$60,151	$48,166	$39,813
Ratio of expenses to average net assets:
Before expense waiver	0.89%	0.91%		1.22%	1.24%	1.18%
After expense waiver	0.85%	0.85%		0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	4.18%	4.16%		3.88%	3.61%	3.62%
After expense waiver	4.22%	4.22%		4.25%	4.00%	3.95%
Portfolio turnover rate(1)	50.14%	25.97%		17.46%	27.37%	77.46%

	COUNTRY Bond Fund
	Years Ended June 30,
	2008	2007		2006	2005	2004
Class A Shares
Net asset value, beginning of year	$9.99	$9.92		$10.42	$10.36	$11.05
Income from investment operations
Net investment income	0.43	0.42		0.42	0.41	0.43
Net realized and unrealized gain (loss)	0.21	0.07		(0.49)	0.17	(0.39)
Total from investment operations	0.64	0.49		(0.07)	0.58	0.04
Less distributions
Dividends from net investment income	(0.43)	(0.42)		(0.42)	(0.42)	(0.42)
Distributions from capital gains	—	(0.00	)(3)	(0.01)	(0.10)	(0.31)
Total distributions	(0.43)	(0.42)		(0.43)	(0.52)	(0.73)
Net asset value, end of year	$10.20	$9.99		$9.92	$10.42	$10.36
Total investment return(2)	6.52%	5.15%		(0.76)%	5.69%	0.53%
Ratios/Supplemental Data
Net assets, end of year (in 000’s)	$7,411	$6,567		$3,479	$2,804	$1,993
Ratio of expenses to average net assets:
Before expense waiver	0.89%	0.91%		1.22%	1.24%	1.18%
After expense waiver	0.85%	0.85%		0.85%	0.85%	0.85%
Ratio of net investment income to average net assets:
Before expense waiver	4.18%	4.16%		3.88%	3.61%	3.62%
After expense waiver	4.22%	4.22%		4.25%	4.00%	3.95%
Portfolio turnover rate(1)	50.14%	25.97%		17.46%	27.37%	77.46%

(1)	Calculated on the basis of the Fund as a whole without distinguishing between the classes of shares issued.
(2)	Total investment return does not reflect sales load.
(3)	Amount less than $0.005 per share.

The accompanying notes are an integral part of these financial statements.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2008

Note (A) Organization and Significant Accounting Policies:  The COUNTRY Mutual Funds Trust represent a series of four funds (referred to herein as "Funds"). Each of the Funds has distinct investment objectives and policies. These financial statements contain two of the four Funds. The two Funds are as follows: COUNTRY Growth Fund ("Growth Fund") and COUNTRY Bond Fund ("Bond Fund"). The COUNTRY Mutual Funds Trust was organized as a business trust under the laws of Delaware on August 13, 2001. The Funds were reorganized as a series of the trust effective October 31, 2001. The Funds are registered under the Investment Company Act of 1940 (the "Act"), as amended, as diversified, open-ended management investment companies.

The Funds offer Class A and Class Y shares. Class A shares are sold with a front-end sales charge. Class Y shares have no sales charge and are offered only to qualifying institutional investors and shareholders of any COUNTRY Fund on or before March 1, 2002 who have continuously owned shares of any COUNTRY Fund since that date and to certain others who meet the standards set out in the Funds’ Prospectus.

Class A shares sales charge is calculated as follows:

Sales Charge
as % of
Amount of Transaction	Offering Price
Growth
Up to $49,999	5.50%
$50,000-$99,999	4.50%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%
Bond
Up to $49,999	4.25%
$50,000-$99,999	4.00%
$100,000-$249,999	3.50%
$250,000-$499,999	2.50%
$500,000-$999,999	2.00%
$1,000,000 & Above	0%

The Funds’ prospectus provides descriptions of each Fund’s investment goals and principal strategies. Both classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions.

The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results may differ from those estimates. The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements.

(1) Security Valuation: In valuing a Fund’s assets for calculating net asset value, readily marketable portfolio securities listed on a national securities exchange are valued at the last sale price on the business day as of which such value is being determined.  If there has been no sale on such exchange on such day, the security is valued at the closing bid price on such day.  Securities primarily traded in the Nasdaq National Market System for which market quotations are readily available are valued using the Nasdaq Official Closing Price ("NOCP").  If the NOCP is not available, such securities are valued at the last bid price on the day of valuation. Over-the-counter securities not listed on the Nasdaq National Market System are valued at the mean of the current bid and asked prices. Securities other than short-term securities may also be valued on the basis of prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair value of such securities. Short-term investments, such as those with a remaining maturity of 60 days or less at the time of purchase, are valued at amortized cost, which approximates fair market value. Securities may be valued at fair value as determined in good faith by the Board of Trustees.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement No. 157, "Fair Value Measurements" ("FAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.  FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  As of June 30, 2008, the Funds do not believe the adoption of FAS 157 will impact the amounts reported in the financial statements, however, additional disclosures will be required about the inputs used to develop the measurements of fair value and the effect of certain of the measurements reported in the statement of operations for a fiscal period.

(2) Investment Income and Securities Transactions:  Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date. Interest income is accrued daily and adjusted, if necessary, for accretion of discount and amortization of premium. Securities transactions are accounted for on the trade date basis. Gains or losses on the sale of securities are determined by use of the specific identification method for both financial reporting and income tax purposes.

(3) Federal Income Taxes:  The Funds have elected to be treated as "regulated investment companies" under Subchapter M of the Internal Revenue Code and intend to distribute substantially all of their net taxable income annually. Accordingly, no provisions for Federal income taxes have been recorded in the accompanying financial statements.

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share. For the year ended June 30, 2008, the following table shows the reclassifications made:

	Undistributed	Accumulated
	Net Investment	Net Realized	Paid In
	Income	Gain	Capital
Growth Fund	34	(94)	60
Bond Fund	48,226	(48,226)	—

(4) Dividends and Distributions:  Dividends and distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

(5) Other:  Expenses shared by the Trust are generally allocated to each Fund based upon relative net assets. Expenses directly attributable to a specific Fund are allocated directly to that Fund. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon relative net assets. Expenses directly attributable to a specific class of shares are allocated directly to that class.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2008 (continued)

Note (B) Dividends from Net Investment Income and Distributions of Capital Gains:  The Growth Fund declares and distributes net investment income dividends to shareholders twice a year. The Bond Fund declares and distributes net investment income dividends to shareholders monthly. Dividends are automatically reinvested in additional Fund shares, at the then current net asset value, for those shareholders that have elected the reinvestment option. Net realized gains from investment transactions, if any, of all Funds are distributed at least annually.

Note (C) Capital Stock:  At June 30, 2008, each of the Funds is authorized to issue an unlimited number of shares.

Transactions in capital stock were as follows:

	Growth Fund
	Year Ended		Year Ended
	June 30, 2008		June 30, 2007
	Shares	Amount	Shares	Amount
Class A
Shares sold	138,490	$3,262,786	166,506	$4,157,583
Shares issued in connection with Acquisition of COUNTRY Balanced Fund	—	—	192,276	4,597,329
Shares issued through reinvestment of dividends	74,951	1,787,035	40,556	978,569
Shares redeemed	(183,200)	(4,274,221)	(157,881)	(3,946,319)
Total Class A transactions	30,241	775,600	241,457	5,787,162
Class Y
Shares sold	1,211,651	$28,416,551	980,933	$24,364,750
Shares issued in connection with Acquisition of COUNTRY Balanced Fund	—	—	675,134	16,128,944
Shares issued through reinvestment of dividends	715,860	17,053,670	503,143	12,081,110
Shares redeemed	(1,062,741)	(25,044,901)	(2,561,536)	(63,687,752)
Total Class Y transactions	864,770	20,425,320	(402,326)	(11,112,948)
Net increase (decrease) in capital stock	895,011	$21,200,920	(160,869)	$(5,325,786)

	Bond Fund
	Year Ended		Year Ended
	June 30, 2008		June 30, 2007
	Shares	Amount	Shares	Amount
Class A
Shares sold	202,041	$2,075,412	201,055	$2,025,670
Shares issued in connection with Acquisition of
COUNTRY Short Term Bond Fund	—	—	201,336	2,037,525
Shares issued through reinvestment of dividends	29,610	302,501	22,676	228,459
Shares redeemed	(162,579)	(1,676,154)	(118,590)	(1,197,609)
Total Class A transactions	69,072	701,759	306,477	3,094,045
Class Y
Shares sold	5,887,868	$60,087,521	4,613,197	$46,198,200
Shares issued in connection with Acquisition of
COUNTRY Short Term Bond Fund	—	—	4,053,949	40,701,553
Shares issued through reinvestment of dividends	551,497	5,588,364	424,464	4,242,820
Shares redeemed	(5,345,933)	(54,535,116)	(1,926,024)	(19,285,115)
Total Class Y transactions	1,093,432	11,140,769	7,165,586	71,857,458
Net increase in capital stock	1,162,504	$11,842,528	7,472,063	$74,951,503

Note (D) Investment Transactions: Purchases and sales of investment securities, other than U.S. government obligations and short-term investments, for the year ended June 30, 2008 were as follows:

	Purchases	Sales
Growth Fund	$39,381,880	$37,804,271
Bond Fund	$58,104,540	$30,224,786

For the year ended June 30, 2008, the aggregate cost of purchases and proceeds from sales of U.S. government obligations were as follows:

	Purchases	Sales
Growth Fund	$—	$—
Bond Fund	$9,628,301	$35,740,437

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2008 (continued)

Note (E) Income Tax Information: At June 30, 2008, the components of accumulated earnings (losses) on a tax basis were as follows:

	Growth Fund	Bond Fund
Cost of investments	$164,930,273	$154,501,307
Unrealized appreciation	$58,994,987	$1,667,135
Unrealized depreciation	(17,384,888)	(2,045,461)
Net unrealized appreciation (depreciation)	$41,610,099	$(378,326)
Undistributed ordinary income	$910,223	$153,996
Undistributed long-term capital gains	3,094,615	488,093
Total distributable earnings	$4,004,898	$642,089
Other accumulated gains	$—	$131
Total accumulated gains	$45,614,937	$263,894

The difference between cost of investments for financial reporting and cost of investments for Federal income tax is due primarily to timing differences in recognizing certain gains and losses on security transactions (e.g., wash sale deferrals).

The tax character of distributions paid during the years ended June 30, 2008 and June 30, 2007 were as follows:

	For the Year Ended	For the Year Ended
	June 30, 2008	June 30, 2007
Growth Fund
Ordinary income	$2,604,051	$2,614,170
Long-term capital gains	17,002,497	11,138,680
	$19,606,548	$13,752,850

	For the Year Ended	For the Year Ended
	June 30, 2008	June 30, 2007
Bond Fund
Ordinary income	$6,166,858	$4,724,604
Long-term capital gains	—	—
	$6,166,858	$4,724,604

The Funds designated as long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund’s related to net capital gain to zero for the tax year ended June 30, 2008.  The Funds did not have Capital Loss Carryovers or Post-October Loss Deferrals as of June 30, 2008.  The Bond Fund utilized $396,166 of capital loss carryforwards in the year ended June 30, 2008.

On July 13, 2006, the FASB released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements.  FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority.  Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year.  Adoption of FIN 48 was required as of the date of the last Net Asset Value ("NAV") calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006 and was to be applied to all open tax years ended June 30, 2005 through 2008.  The portfolios have adopted FIN 48 and as of June 30, 2008, the portfolios do not have any tax positions that did not meet the "more-likely-than-not threshold" of being sustained by the applicable tax authority.

Note (F) Advisory and Other Related Party Transactions:  Under its Advisory Agreement with the Funds, COUNTRY Fund Management, a department of COUNTRY Trust Bank (the "Advisor") provides investment advisory services for the Funds. The Funds pay the Advisor at the following annual percentage rates of the average daily net assets of each Fund: Growth Fund 0.75% and Bond Fund 0.50%. These fees are accrued daily and paid to the Advisor monthly. COUNTRY Trust Bank serves as the Funds’ Custodian, without compensation after voluntary waivers. Custody fees waived for Growth Fund and Bond Fund for the year ended June 30, 2008 were: $35,933 and $17,654, respectively.

The Advisor agreed to reduce its fees and reimburse the Bond Fund to the extent total annualized expenses exceed 0.85% of average daily net assets.  This agreement has been in effect for the Bond Fund since November 1, 1997 as a non-contractual waiver.  Effective January 30, 2002, this agreement became contractual.  These agreements may be terminated at any time after May 31, 2010.

Investment advisory fees and expenses reimbursed by the Advisor for the year ended June 30, 2008, were as follows:

			Expenses
	Advisory	Advisory	Reimbursed
	Rate	Fee	by Advisor*
Growth Fund	0.75%	$1,634,969	$ —
Bond Fund	0.50%	$ 726,331	$34,679

* Excludes waiver of custody fees.

At June 30, 2008, 63.8% of the shares outstanding of the Growth Fund and 94.4% of the shares outstanding of the Bond Fund are represented by omnibus accounts held for the benefit of the COUNTRY Trust Bank’s clients, including a defined contribution benefit plan sponsored by COUNTRY Trust Bank.

COUNTRY Mutual Funds — Notes to Financial Statements June 30, 2008 (continued)

The legal counsel to the Funds also serves as in-house counsel to the Advisor and COUNTRY Trust Bank and as Secretary to the Funds. Legal fees incurred by the Growth Fund and Bond Fund for the year ended June 30, 2008 were: $42,226 and $27,750, respectively.

Legal fees are included in professional fees in the statements of operations.  Certain officers of the Trust are also officers of the Advisor.  Trustees affiliated with the Advisor receive no compensation form the Funds.

Note (G) Distribution Services Agreements:  Quasar Distributors, LLC serves as the Funds’ Distributor. Pursuant to Rule 12b-1 adopted by the Securities and Exchange Commission under the Act, the Funds have each adopted a Plan of Distribution (the "Plans"), effective October 31, 2001. The Plans permit the Funds to pay certain expenses associated with the distribution of their shares. The maximum annual contractual fee under the Plans is 0.25% of the average daily net assets of each Fund. For the year ended June 30, 2008, the Rule 12b-1 expenses incurred by the Growth Fund and the Bond Fund were 0.10% and 0.03%, respectively.

Note (H) New Accounting Standards:  In March 2008, FASB issued its Statement on Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("SFAS 161"). This standard is intended to enhance financial statement disclosures for derivative instruments and hedging activities and enable investors to understand: a) how and why a fund uses derivative instruments, b) how derivative instruments and related hedge items are accounted for, and c) how derivative instruments and related hedge items affect a fund’s financial position, results of operations and cash flows. SFAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. As of June 30, 2008 management does not believe the adoption of SFAS 161 will impact the financial statement amounts; however, additional footnote disclosures may be required about the use of derivative instruments and hedge items.

COUNTRY Mutual Funds — Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
COUNTRY Mutual Funds Trust:

We have audited the accompanying statement of assets and liabilities of COUNTRY Mutual Funds Trust, comprising the COUNTRY Growth Fund and the COUNTRY Bond Fund (the "Funds"), including the schedule of investments, as of June 30, 2008, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included verification by examination of securities held by the custodian as of June 30, 2008, and confirmation of securities not held by the custodian by correspondence with others. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at June 30, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Chicago, Illinois
August 20, 2008

Additional Tax Information (unaudited)

Qualified Dividend Income/Dividends Received Deduction

For the fiscal year ended June 30, 2008, certain dividends paid by the Funds may be subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003.  The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Growth Fund	100.00%
Bond Fund	0.29%
For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended June 30, 2008, was as follows:
Growth Fund	100.00%
Bond Fund	0.03%
Applicable Information Applicable to Foreign Shareholders Only:
The funds hereby designate the following percentages of their ordinary income distributions for the fiscal year as interest-related dividends under Internal Revenue Code Section 871(k)(1)(C).
Growth Fund	11.16%
Bond Fund	98.47%
Short-Term Capital Gain
The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for each Fund were as follows:
Growth Fund	44.80%
Bond Fund	0.00%

COUNTRY Mutual Funds — Trustees and Officers Information

COUNTRY Mutual Funds Trust(1) Trustees and Officers

Name/			Principal Occupation During Past Five Years
Address(2)/Birthday	Age	Position Held	and Other Directorships Held by Trustee
William G. Beeler	69	Trustee since	Chairman, Environment Committee to Study McLean County into the 21st
(2/26/39)		October 2005
Century; Past Chairman, McLean County Cooperative Extension Council; Past Member, McLean County Zoning Board of Appeals; McLean County Regional Planning Commission; Past Chairman, McLean County Livestock Association. Farmer.

Charlot R. Cole	67	Trustee since 1996	Property Developer, 1979 to date; Member Macoupin-Greene County Cooperation
(6/12/41)			Extension Council (formerly Macoupin County Cooperative Extension Council), 1992 to date and President, 1995 to date; Secretary/Treasurer, Cole Farms, Inc., 1993 to date. Farmer.
Nancy J. Erickson	50	Trustee since 1995	President of McHatton Farm Management, Inc., 1981 to date. Farmer.
(8/24/57)
Robert D. Grace	61	Trustee since 2001	Director, Illini FS, Inc., 1990 to date; Secretary, Illini FS, Inc., 1997 to date.
(3/20/47)			Farmer.
William H. Olthoff*	65	Trustee since July 2007	Director: Illinois Agricultural Association and Affiliated Companies (3), 2000 to
(7/11/43)			date; Director: COUNTRY Trust Bank, 2003 to date. Farmer.
Carson H. Varner, Jr.	63	Trustee since March 2007	Professor of Business Law, College of Business, Illinois State University, 1984 to
(5/18/45)			date; Farm Manager, Varner Farms, Edgar County, Illinois, 1980 to date.
Robert W. Weldon	74	Trustee since 2003	Retired. Board Member, Town of Normal Police Pension Board, 2001 to date.
(1/30/34)
Kurt Bock	55	Treasurer since	Treasurer: Illinois Agricultural Association and Affiliated Companies (3), July 1,
(4/14/53)		July 2005
2005 to date; Assistant Treasurer, Illinois Agricultural Association, June 1 to June 30, 2005; Chief Executive Officer, IAA Credit Union, 2003 to 2005; Commander, United States Air Force, 2000 to 2003.

Peter J. Borowski	58	Controller since	Vice President and Controller, COUNTRY Trust Bank (3), 2005 to date and
(5/10/50)		July 2005	COUNTRY Financial, 2003 to date.
Barbara L. Mosson	56	Chief Compliance	Compliance Officer, COUNTRY Trust Bank, 2000 to date; Compliance Officer,
(4/30/52)		Officer, Anti-Money	Busey Bank, 1996 to 2000 including predecessor company.
		Laundering Compliance
		Officer since 2004
Bruce D. Finks	55	Vice President since 1996	Vice President – Investments: COUNTRY Trust Bank, 1995 to date (4).
(1/31/53)
Erik Gravelle	32	Vice President	Director, Business Retirement Services: COUNTRY Trust Bank (4), Beginning
(12/23/75)		beginning July 2008	February 2008; Product Development Actuary: COUNTRY Life Insurance
			Company, 1999 to 2008.
John D. Blackburn	60	Vice President since 2001	Chief Executive Officer: COUNTRY Insurance & Financial Services (3), 2001 to
(4/2/48)			date.
Robert W. Rush, Jr.	62	Vice President since 1999	Senior Vice President & Trust Officer: COUNTRY Trust Bank, 1999 to date.
(9/3/45)
Richard L. Guebert, Jr.	57	Vice President	Director and Vice President: Illinois Agricultural Association and Affiliated
(8/9/51)		since 2004	Companies (3), 2003 to date; Vice President: COUNTRY Trust Bank, 2003 to date; President-Randolph County Farm Bureau, 1997 to 2003. Farmer.
Philip T. Nelson*	51	Trustee and President	Director and President: Illinois Agricultural Association and Affiliated
(6/12/57)		since December 10, 2003
Companies (3), 2003 to date; Director and President and Chairman of the Board: COUNTRY Trust Bank, 2003 to date; Director: American Farm Bureau Federation and certain of its Affiliated Companies, 2004 to date; President: COUNTRY Capital Management Company, 2003 to date. Farmer.

James M. Jacobs	42	General Counsel and	General Counsel and Secretary: Illinois Agricultural Association and Affiliated
(6/19/66)		Secretary since	Companies (3), February 2008 to date; Various Attorney Positions: Illinois
		February 2008
Agricultural Association and Affiliated Companies, April 2005 to February 2008; General Counsel and Secretary: COUNTRY Trust Bank, February 2008 to date; Director: Murphy, Rogers, Slass and Gambel, 1999 to 2005.

(1)
All trustees represent all four portfolios of the COUNTRY Mutual Funds complex.  COUNTRY Mutual Funds Trust currently is comprised of the following four portfolios:  COUNTRY Growth Fund, COUNTRY Bond Fund, COUNTRY VP Growth Fund, and COUNTRY VP Bond Fund.

(2)	The mailing address for all officers and trustees of the funds is c/o COUNTRY Trust Bank, 1705 N. Towanda Avenue, Bloomington, Illinois 61702.
(3)
Affiliated Companies of the Illinois Agricultural Association include, without limitation, members of the COUNTRY Financial Family of Companies, Illinois Agricultural Holding Co., Illinois Agricultural Service Company and IAA Foundation.  COUNTRY Financial is a group of insurance and financial services companies which includes: COUNTRY Mutual Insurance Company, COUNTRY Preferred Insurance Company, COUNTRY Casualty Insurance Company, COUNTRY Life Insurance Company, COUNTRY Investors Life Assurance Company, COUNTRY Capital Management Company, COUNTRY Trust Bank and CC Services, Inc. and other Affiliated Companies.

(4)	COUNTRY Trust Bank was formed on May 1, 2000 and is the successor to IAA Trust Company, an Illinois corporation with trust powers which was reorganized into a federal thrift.
*	Interested Trustees

Availability of Proxy Voting Information

Information regarding how the Funds vote proxies relating to portfolio securities is available without charge, upon request, by calling toll-free at 1-800-245-2100 and the SEC’s website at www.sec.gov. Information regarding how the Funds voted proxies relating to portfolio securities during the period ending June 30, 2008 will be available after August 31, 2008 on the SEC’s website at www.sec.gov or by calling the toll-free number listed above.

Availability of Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the SEC on Form N-Q.  The Funds will file Form N-Q for the first and third quarters of each fiscal year.  The Funds’ Form N-Q are on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090

Statement of Additional Information (SAI):

The SAI contains more detailed information on all aspects of the Funds.  It has been filed with the Securities and Exchange Commission and is incorporated by reference.

To request a free copy of the current SAI please write or call

COUNTRY Funds
U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
(800) 245-2100

or contact

COUNTRY Fund Management,
a department of
COUNTRY Trust Bank
(309) 821-4600

Information about the Funds (including the SAI) can be reviewed and copied at the SEC’s Public Reference Room in Washington D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.  Reports and other information about the Funds are available on the EDGAR Database on the SEC’s website at www.sec.gov.  You may request documents from the SEC, upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102.  To aid you in obtaining this information, the Funds’ 1940 Act registration number is 811-10475.

Investment management, retirement, trust and planning services

COUNTRY Trust Bank
1705 N. Towanda Ave., PO Box 2020
Bloomington, IL 61702-2020
www.countryinvestment.com

SEC file # 811-10475

Country Mutual Funds Trust
COUNTRY Growth Fund
COUNTRY Bond Fund

Board of Trustees
Robert W. Weldon
Philip T. Nelson
William G. Beeler
Charlot R. Cole
William H. Olthoff
Nancy J. Erickson
Roger D. Grace
Carson H. Varner Jr.

Officers
Philip T. Nelson, President
Richard L. Guebert, Jr., Vice President
Bruce D. Finks, Vice President
Robert W. Rush Jr., Vice President
John D. Blackburn, Vice President
Erik Gravelle, Vice President
Derek C. Vogler, Vice President
James M. Jacobs, Secretary and
  General Counsel
Kurt F. Bock, Treasurer
Peter J. Borowski, Controller
Barbara L. Mosson, Chief Compliance Officer
  and Anti-Money Laundering Compliance
  Officer

Investment Advisor
COUNTRY Fund Management, a Department of
  COUNTRY Trust Bank
Bloomington, Illinois

Distributor
Quasar Distributors, LLC
Milwaukee, Wisconsin

Transfer Agent
U.S. Bancorp Fund Services, LLC
Milwaukee, Wisconsin

Custodian
COUNTRY Trust Bank
1705 N. Towanda Ave.
Bloomington, Illinois  61702-2020
www.countryinvestment.com

Independent Registered Public Accounting Firm
Ernst & Young LLP
Chicago, Illinois

General Counsel
James M. Jacobs, Esq.
Office of the General Counsel
Bloomington, Illinois

This Report has been prepared for the general information of shareholders of the Funds and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective Prospectus which contains details concerning the sales charge and other pertinent information.

F30-113-06 (08/08)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer.  The registrant has not made any amendments to its code of ethics during the period covered by this report.  The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.  A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that there is at least one audit committee financial expert serving on its audit committee.  Robert W. Weldon is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years.  “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.  “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit.  “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.  The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 6/30/2008	FYE 6/30/2007
Audit Fees	$83,000	$78,000
Audit-Related Fees	$15,000	$14,000
Tax Fees	$18,700	$18,400
All Other Fees

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Ernst & Young applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 6/30/2008	FYE 6/30/2007
Audit-Related Fees	71%	71%
Tax Fees	13%	13%
All Other Fees	16%	16%

All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.  The audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

Non-Audit Related Fees	FYE 12/31/2008	FYE 12/31/2007
Registrant
Registrant’s Investment Adviser	$34,000	$31,700

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2)Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3)Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  COUNTRY Mutual Funds Trust

By (Signature and Title)*    /s/ Philip T. Nelson
Philip T. Nelson, President

Date  8/19/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Philip T. Nelson
Philip T. Nelson, President

Date  8/19/08

By (Signature and Title)*   /s/ Kurt F. Bock
Kurt F. Bock, Treasurer

Date  8/19/08

* Print the name and title of each signing officer under his or her signature.